Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2018	2017	2016

Interest bearing checking accounts	$442	478	473
Savings accounts	1,657	1,729	2,148
Time deposits and money market accounts	16,859	10,983	11,592
Total	$18,958	13,190	14,213

Maturity of Total Time Deposits
At December 31, 2018, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$941,376
1 to 2 years	276,224
2 to 3 years	48,048
3 to 4 years	4,815
4 to 5 years	3,747
Over 5 years	296
$1,274,506